Trade Accounts Receivables, Net - Summary of Trade Accounts Receivables (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable, Current	S/ 703,167	S/ 914,204
Trade accounts receivable, Non-current	730,666	779,609
Trade receivables [member]
Disclosure Of Accounts Receivable [line items]
Trade receivables	1,433,833	1,693,813
Trade accounts receivable, Current	703,167	914,204
Trade accounts receivable, Non-current	730,666	779,609
Receivables [Member] | Trade receivables [member]
Disclosure Of Accounts Receivable [line items]
Trade receivables	753,693	959,151
Trade accounts receivable, Current	254,587	415,970
Trade accounts receivable, Non-current	499,106	543,181
Unbilled Receivables Subsidiaries [Member]
Disclosure Of Accounts Receivable [line items]
Trade receivables	413,364	499,974
Unbilled Receivables Subsidiaries [Member] | Trade receivables [member]
Disclosure Of Accounts Receivable [line items]
Trade receivables	413,364	499,974
Trade accounts receivable, Current	337,244	387,998
Trade accounts receivable, Non-current	76,120	111,976
Unbilled Receivables Concessions [Member]
Disclosure Of Accounts Receivable [line items]
Trade receivables	266,776	234,688
Unbilled Receivables Concessions [Member] | Trade receivables [member]
Disclosure Of Accounts Receivable [line items]
Trade receivables	266,776	234,688
Trade accounts receivable, Current	111,336	110,236
Trade accounts receivable, Non-current	S/ 155,440	S/ 124,452